SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Value		$ 3,150,001	$ 3,231,112
SPA
Date of Debt Instrument		Jan. 29, 2016
Debt Instrument		$ 500,000
Debt Instrument, Repayment Description

The purchase will occur in up to four tranches, with the first tranche of $250,000 being closed upon the execution of the purchase agreement, the second tranche of $50,000 occurring within three trading days of the date that a registration statement registering shares of the Company’s common stock issuable upon conversion or redemption of the notes and issuable in lieu of the cash payment of interest on the notes is filed with the SEC, the third tranche of $50,000 occurring within three trading days of the date that the Company receives initial comments from the SEC on such registration statement or the date that the Company is notified by the SEC that such registration statement will not be reviewed, and the fourth tranche of $150,000 occurring within three trading days of the date that such registration statement is declared effective by the SEC.

Debt Instrument Description

On January 29, 2016, the Company entered into a securities purchase agreement dated January 27, 2016 with Old Main Capital, LLC (“Old Main”), pursuant to which Old Main agreed to purchase an aggregate of up to $500,000 in subscription amount corresponding to an aggregate of up to $543,478 in principal amount of 10% senior secured convertible promissory notes due, subject to the terms therein, 12 months from the date of issuance.

Debt Instrument, Interest Rate		10.00%
SPA - Note
Date of Debt Instrument		Jan. 27, 2016
Debt Instrument		$ 271,739
Debt Instrument, Interest Rate		10.00%
Reg Rights Agmt
Date of Agreement		Jan. 29, 2016
SPA - Note #2
Date of Debt Instrument		Jan. 29, 2016
Debt Instrument		$ 500,000
Debt Instrument, Interest Rate		8.00%
E-12
Date of Debt Instrument	Feb. 26, 2016	Feb. 26, 2016
Debt Instrument	$ 256,000	$ 256,000
Debt Instrument, Original Issue Discount	$ 56,000	$ 52,000
Debt Instrument, Repayment Description		The loan will be repaid in 147 equal payments of $1,742 and is secured by all assets of the Company.
Issuance #7
Date of Issuance		Jan. 24, 2016
Common Stock, Shares Issued		200,000
Common Stock, Value		$ 206,000
Issuance #8
Date of Issuance		Feb. 25, 2016
Common Stock, Shares Issued		357,143
Common Stock, Value		$ 250,000
E-4 Amdt
Date of Debt Instrument	Jan. 25, 2016	Jan. 25, 2016
Debt Instrument, Repayment Description

In consideration of the amendments, the Company agreed to issue Funding Corp, 145,000 stock purchase warrants, plus commencing on January 8, 2016, 1,000 warrants per day until the date of repayment of all amounts owing under the note.

Pursuant to the terms of the amending agreement entered into on January 25, 2016:

(a)	the maturity date for repayment of the note was changed from June 30, 2015 to December 31, 2015;
(b)	the Company agreed to the pay Funding Corp. the fee of $50,000 on or prior to January 8, 2016, plus accrued interest at a rate of 23% per annum beginning on July 1, 2015, until the date of payment in full of the fee and any accrued but unpaid interest thereon, which accrued interest will be payable on the last day of each calendar month with the first such payment made on December 31, 2015; and
(c)	if all amounts owing under the note and the fee, including all accrued but unpaid interest thereon, have not been wired to Funding Corp. on or prior to February 2, 2016, the Company would be required to pay Funding Corp. an additional $25,000 on February 2, 2016, with interest at the rate of 23% per annum to accrue with respect to such $20,000 effective as of February 2, 2016 in the event such payment is not made on February 2, 2016.

Warrant to Purchase	145,000	145,000
Warrant to Purchase, price per share	$ 1.02	$ 1.02
Debt Instrument, Maturity Date		Dec. 31, 2015
Debt Instrument Description

(a)	the maturity date for repayment of the note was changed from June 30, 2015 to December 31, 2015;
(b)	the Company agreed to the pay Funding Corp. the fee of $50,000 on or prior to January 8, 2016, plus accrued interest at a rate of 23% per annum beginning on July 1, 2015, until the date of payment in full of the fee and any accrued but unpaid interest thereon, which accrued interest will be payable on the last day of each calendar month with the first such payment made on December 31, 2015; and
(c)	if all amounts owing under the note and the fee, including all accrued but unpaid interest thereon, had not been wired to Funding Corp. on or prior to February 2, 2016, the Company would be required to pay Funding Corp. an additional $25,000 on February 2, 2016, with interest at the rate of 23% per annum to accrue with respect to such $25,000 effective as of February 2, 2016 in the event such payment is not made on February 2, 2016.

SPA Amdt
Date of Debt Instrument	Apr. 01, 2016
Debt Instrument	$ 750,000
SPA - Note #3
Date of Debt Instrument	Apr. 01, 2016
Debt Instrument	$ 271,739
Debt Instrument, Interest Rate	10.00%
Assign & Exchange Note
Date of Debt Instrument	Apr. 01, 2016
Debt Instrument	$ 266,000
Debt Instrument, Interest Rate	10.00%
Date of Agreement	Apr. 01, 2016
E-13
Date of Debt Instrument	Jan. 28, 2016
Debt Instrument	$ 6,000
Debt Instrument, Maturity Date	Sep. 30, 2016
Debt Instrument, Interest Rate	12.00%
Debt Instrument, Conversion Price	$ 0.90